SUPPLEMENTAL FINANCIAL INFORMATION - Inventories (Details) - USD ($) $ in Millions	Jan. 02, 2021	Dec. 28, 2019
Inventories
Raw materials	$ 268.6	$ 231.6
Work-in-progress	210.3	201.0
Finished goods	238.3	230.4
Inventories, net	$ 717.2	$ 663.0